Summary of Significant Accounting Policies - Schedule of Accounts Receivable and Contract Assets, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of accounts receivable and contract assets, net [Abstract]
Accounts receivable	¥ 67,391	¥ 96,324
Contract assets (See Note 2(q))	748,544	954,006
Allowance for expected credit losses	(2,531)	(1,186)
Accounts receivable and contract assets, net	¥ 813,404	¥ 1,049,144